20. Provisions for legal proceedings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Total	$ 2,199	$ 3,113	$ 7,405
Labor claims [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Total	706	895
Tax claims [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Total	488	463
Civil claims [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Total	713	1,523
Environmental claims [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Total	$ 292	$ 232